UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 09289)

Exact name of registrant as specified in charter:	Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund
The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	27,120	$1,157,753

Aerospace and Defense (3.8%)
Boeing Co. (The)	16,000	977,760
General Dynamics Corp.	13,700	1,221,218
L-3 Communications Holdings, Inc.	7,514	741,557
Lockheed Martin Corp.	10,592	1,105,063
United Technologies Corp.	18,900	1,209,222
		5,254,820

Automotive (0.9%)
AutoZone, Inc. (NON)	4,600	599,334
Johnson Controls, Inc.	22,500	678,600
		1,277,934

Banking (5.4%)
Bank of America Corp.	81,554	2,683,127
Bank of New York Mellon Corp. (The)	38,800	1,377,400
U.S. Bancorp	57,014	1,745,199
Wells Fargo & Co.	54,500	1,649,715
		7,455,441

Beverage (1.5%)
PepsiCo, Inc.	30,600	2,036,736

Biotechnology (0.6%)
Amgen, Inc. (NON)	13,400	839,242

Chemicals (2.0%)
Monsanto Co.	13,263	1,579,756
Potash Corp. of Saskatchewan (Canada)	5,502	1,123,894
		2,703,650

Commercial and Consumer Services (1.9%)
Dun & Bradstreet Corp. (The)	16,418	1,586,636
Expedia, Inc. (NON) (S)	30,300	592,971
Priceline.com, Inc. (NON) (S)	3,400	390,830
		2,570,437

Communications Equipment (3.9%)
Cisco Systems, Inc. (NON)	140,200	3,082,998
Nokia OYJ ADR (Finland)	49,400	1,349,608
Qualcomm, Inc.	16,300	902,042
		5,334,648

Computers (5.7%)
Apple Computer, Inc. (NON)	14,207	2,258,203
Dell, Inc. (NON) (S)	28,500	700,245
EMC Corp. (NON)	52,800	792,528
Hewlett-Packard Co.	62,870	2,816,576
IBM Corp.	10,200	1,305,396

		7,872,948

Conglomerates (2.5%)
Danaher Corp.	11,700	931,905
General Electric Co.	86,700	2,452,743
		3,384,648

Consumer Finance (1.0%)
American Express Co.	22,300	827,776
Capital One Financial Corp.	11,704	489,929
		1,317,705

Consumer Goods (2.5%)
Energizer Holdings, Inc. (NON)	8,036	573,288
Procter & Gamble Co. (The)	44,500	2,913,860
		3,487,148

Electric Utilities (1.4%)
Exelon Corp.	13,700	1,077,094
Pepco Holdings, Inc.	32,400	808,056
		1,885,150

Electronics (1.5%)
Amphenol Corp. Class A	14,700	700,749
Intel Corp.	63,200	1,402,408
		2,103,157

Energy (Oil Field) (1.8%)
Halliburton Co.	25,100	1,124,982
National-Oilwell Varco, Inc. (NON)	17,100	1,344,573
		2,469,555

Financial (2.0%)
Freddie Mac	32,466	265,247
JPMorgan Chase & Co.	59,700	2,425,611
		2,690,858

Food (1.9%)
General Mills, Inc.	22,300	1,435,897
Kraft Foods, Inc. Class A	35,800	1,139,156
		2,575,053

Health Care Services (4.8%)
Aetna, Inc.	22,864	937,653
Express Scripts, Inc. (NON)	13,235	933,597
McKesson Corp.	22,200	1,242,978
Medco Health Solutions, Inc. (NON)	20,858	1,034,140
Quest Diagnostics, Inc.	24,244	1,288,811
UnitedHealth Group, Inc.	38,863	1,091,273
		6,528,452

Insurance (1.9%)
American International Group, Inc.	49,157	1,280,540
Berkshire Hathaway, Inc. Class B (NON)	176	673,904
Genworth Financial, Inc. Class A	43,685	697,649
		2,652,093

Investment Banking/Brokerage (4.3%)
Franklin Resources, Inc.	8,418	846,935
Goldman Sachs Group, Inc. (The)	17,897	3,293,764
Lehman Brothers Holdings, Inc.	45,200	783,768
Merrill Lynch & Co., Inc.	36,900	983,385
		5,907,852

Lodging/Tourism (0.6%)
Carnival Corp.	23,200	857,008

Machinery (1.9%)
Caterpillar, Inc.	12,573	874,075
Deere (John) & Co.	12,700	891,032
Terex Corp. (NON)	17,900	847,207
		2,612,314

Manufacturing (2.7%)
Eaton Corp.	10,200	724,608
Illinois Tool Works, Inc.	20,100	941,685
Mettler-Toledo International, Inc. (NON)	11,872	1,276,359
Roper Industries, Inc.	11,700	715,806
		3,658,458

Media (1.0%)
Walt Disney Co. (The)	47,000	1,426,450

Medical Technology (2.1%)
Medtronic, Inc.	42,747	2,258,324
Waters Corp. (NON)	9,300	631,842
		2,890,166

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	8,879	859,043
Nucor Corp.	9,300	532,146
		1,391,189

Oil & Gas (11.4%)
Apache Corp.	13,500	1,514,295
Chevron Corp.	35,100	2,968,056
ConocoPhillips	24,238	1,978,306
Devon Energy Corp.	14,300	1,356,927
Exxon Mobil Corp.	29,800	2,396,810
Hess Corp.	9,874	1,001,224
Marathon Oil Corp.	25,200	1,246,644
Occidental Petroleum Corp.	21,100	1,663,313
Suncor Energy, Inc. (Canada)	12,358	673,511
XTO Energy, Inc.	18,850	890,286
		15,689,372

Pharmaceuticals (5.6%)
Abbott Laboratories	24,900	1,402,866
Eli Lilly & Co.	31,900	1,502,809
Johnson & Johnson	44,700	3,060,609
Merck & Co., Inc.	53,500	1,760,150
		7,726,434

Publishing (0.3%)
Wiley (John) & Sons, Inc. Class A	9,813	444,921

Railroads (0.9%)
Burlington Northern Santa Fe Corp.	11,800	1,228,734

Real Estate (0.3%)
General Growth Properties, Inc. (R)	13,891	380,752

Regional Bells (2.6%)
AT&T, Inc.	81,443	2,509,259
Verizon Communications, Inc.	34,600	1,177,784
		3,687,043

Restaurants (1.8%)
Burger King Holdings, Inc.	26,777	718,427
McDonald's Corp.	28,500	1,704,015
		2,422,442

Retail (6.0%)
Best Buy Co., Inc. (S)	31,060	1,233,703
Costco Wholesale Corp. (S)	11,300	708,284
CVS Caremark Corp.	60,240	2,198,760
GameStop Corp. (NON)	18,600	753,486
Staples, Inc.	52,900	1,190,250
TJX Cos., Inc. (The)	15,600	525,876
Wal-Mart Stores, Inc.	28,400	1,664,808
		8,275,167

Software (4.7%)
Adobe Systems, Inc. (NON) (S)	28,800	1,190,880
Akamai Technologies, Inc. (NON) (S)	14,696	343,005
Microsoft Corp.	98,000	2,520,560
Oracle Corp. (NON)	82,300	1,771,919
Symantec Corp. (NON)	28,400	598,388
		6,424,752

Technology Services (2.3%)
Accenture, Ltd. Class A (Bermuda)	33,464	1,397,457
Google, Inc. Class A (NON)	3,584	1,697,920
		3,095,377

Tobacco (1.4%)
Altria Group, Inc.	22,100	449,735
Philip Morris International, Inc.	28,200	1,456,530
		1,906,265

Total common stocks (cost $143,611,133)		$135,622,124

INVESTMENT COMPANIES (0.8%)(a) (cost $1,124,192)
	Shares	Value

S&P 500 Index Depository Receipts (SPDR Trust Series 1)	9,000	$1,141,200

SHORT-TERM INVESTMENTS (2.8%)(a)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,049,284	$1,049,284
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$2,760,748	2,757,300

Total short-term investments (cost $3,806,584)		$3,806,584

TOTAL INVESTMENTS

Total investments (cost $148,541,909) (b)		$140,569,908

NOTES

(a) Percentages indicated are based on net assets of $137,358,293.

(b) The aggregate identified cost on a tax basis is $153,572,932, resulting in gross unrealized appreciation and depreciation of $3,930,649 and $16,933,673, respectively, or net unrealized depreciation of $13,003,024.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $2,681,211. The fund received cash collateral of $2,757,300 which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $17,058 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $41,320,369 and $40,345,718, respectively. On September 17, 2008 the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Lehman Brothers Holdings Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the fund's positions as of July 31, 2008 in the securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after July 31, 2008.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008